Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Material segment	1
Number of segments	3
Cash equivalents	$ 54,679,443	$ 52,410,472
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years